Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership's Financial Instruments
The following table represents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2015 and 2014.

	2015		2014
(in US$ millions)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	55.9	55.9	36.3	36.3
Restricted cash	3.0	3.0	2.2	2.2
Current forward foreign exchange contracts	11.0	11.0	7.7	7.7
Non-current forward foreign exchange contracts	22.9	22.9	15.2	15.2
Financial liabilities:
Current interest rate swap contracts	5.1	5.1	5.6	5.6
Non-current interest rate swap contracts	5.8	5.8	8.4	8.4
Long-term debt - variable rate	104.0	104.0	573.7	573.7
Long-term debt - fixed rate	441.0	443.1	—	—
Long-term debt, affiliates - variable rate, current	8.9	8.9	—	—
Long-term debt, affiliates, - variable rate, non-current	141.3	141.3	56.1	56.1

Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents the placement in fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including those items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2015 and 2014:

	Fair value measurement 2015
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents	55.9	55.9	—	—
Restricted cash	3.0	3.0	—	—
Current forward foreign exchange contracts	11.0	—	11.0	—
Non-current forward foreign exchange contracts	22.9	—	22.9	—
Financial liabilities:
Current interest rate swap contracts	5.1	—	5.1	—
Non-current interest rate swap contracts	5.8	—	5.8	—
Long-term debt - variable rate	104.0	—	104.0	—
Long-term debt - fixed rate	443.1		443.1
Long-term debt, affiliates, - variable rate current and non-current	150.2	—	150.2	—

	Fair value measurement 2014
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents, incl restricted cash	36.3	36.3	—	—
Restricted cash	2.2	2.2	—	—
Current forward foreign exchange contracts	7.7	—	7.7	—
Non-current forward foreign exchange contracts	15.2	—	15.2	—
Financial liabilities:
Current interest rate swap contracts	5.6		5.6
Non-current interest rate swap contracts	8.4	—	8.4	—
Long-term debt - variable rate	573.7	—	573.7	—
Long-term debt, affiliates - variable rate	56.1	—	56.1	—